State Street Research
                               Institutional Funds
                                  Annual Report

                                January 31, 2000


            One Financial Center o Boston, MA o 02111 o 617 357-1200

             Note: Not to be used for general solicitation purposes.

        State Street Research                    State Street Research
       Core Fixed Income Fund                 Core Large Cap Growth Fund

        A bond fund focusing               A stock fund seeking competitive
      on U.S. investment grade               total returns relative to the
      fixed-income securities.              Standard & Poor's 500 Composite
                                                      Stock Index.


       State Street Research                     State Street Research
    Core Plus Fixed Income Fund                  Large Cap Growth Fund

A bond fund investing in investment        A stock fund seeking competitive
 grade fixed-income securities and           total returns relative to the
using an opportunistic approach to            Russell 1000 Growth Index.
high yield and foreign securities.

Report of Independent Accountants


To the Trustees of State Street Research Institutional Funds and the Shareholders of State Street Research Core Fixed Income Fund, State Street Research Core Plus Fixed Income Fund, State Street Research Core Large Cap Growth Fund and State Street Research Large Cap Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of State Street Research Core Fixed Income Fund, State Street Research Core Plus Fixed Income Fund, State Street Research Core Large Cap Growth Fund and State Street Research Large Cap Growth Fund (the "Funds") at January 31, 2000, and the results of their operations, changes in their net assets and financial highlights for the period August 2, 1999 (commencement of operations) to January 31, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at January 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 17, 2000

                                                           State Street Research
                                                          Core Fixed Income Fund

Investment Portfolio                                            January 31, 2000

--------------------------------------------------------------------------------
                                             Principal    Maturity       Value
                                               Amount       Date        (Note 1)
--------------------------------------------------------------------------------

Fixed Income Securities 92.4%
U.S. Treasury 15.0%
U.S. Treasury Bond, 11.25% ..............     $125,000    2/15/2015     $177,285
U.S. Treasury Bond,
8.50% ...................................       50,000    2/15/2020       59,750
U.S. Treasury Bond,
8.75% ...................................      250,000    5/15/2020      305,978
U.S. Treasury Bond,
8.125% ..................................      145,000    5/15/2021      168,358
U.S. Treasury Bond,
6.75% ...................................      300,000    8/15/2026      305,109
U.S. Treasury Bond,
5.25% ...................................      150,000   11/15/2028      124,781
U.S. Treasury Bond,
3.875% ..................................      127,968    4/15/2029      119,729
U.S. Treasury Note,
6.625% ..................................      375,000    7/31/2001      375,231
U.S. Treasury Note,
6.00% ...................................      625,000    8/15/2009      595,700
                                                                      ----------
                                                                       2,231,921
                                                                      ----------
U.S. Agency Mortgage 39.6%
Federal National Mortgage Association,
5.75% ...................................      450,000    4/15/2003      432,423
Federal National Mortgage Association,
6.625% ..................................      100,000    9/15/2009       95,078
Federal National Mortgage Association,
6.00% ...................................      145,075   12/01/2028      130,521
Federal National Mortgage Association,
6.50% ...................................      196,207    5/01/2029      182,103
Federal National Mortgage Association,
6.50% ...................................      372,469    7/01/2029      345,696
Federal National Mortgage Association,
7.00% ...................................      294,669    8/01/2029      280,764
Federal National Mortgage Association,
6.50% ...................................      681,928    8/01/2029      632,911
Federal National Mortgage Association,
7.00% ...................................    1,198,035   10/01/2029    1,141,499
Federal National Mortgage Association,
7.00% ...................................      273,630   12/01/2029      260,718
Federal National Mortgage Association
TBA, 7.50% ..............................      625,000    2/14/2030      609,963
Government National Mortgage
Association, 6.50% ......................      372,571    3/15/2029      344,278
Government National Mortgage
Association, 6.50% ......................      149,660    6/15/2029      138,295
Government National Mortgage
Association, 7.50% ......................       99,809   10/15/2029       97,282
Government National Mortgage
Association TBA, 8.00% ..................      450,000    2/22/2030      449,015
Government National Mortgage
Association TBA, 7.00% ..................      775,000    2/22/2030      737,342
                                                                      ----------
                                                                       5,877,888
                                                                      ----------
Canadian-Yankee 2.6%
Bombardier Capital Inc. Note,
7.30%+ ..................................      150,000   12/15/2002      148,725
Province of Quebec Deb.,
7.125% ..................................      250,000    2/09/2024      231,983
                                                                      ----------
                                                                         380,708
                                                                      ----------
Foreign Government 1.6%
                                         Greek drachma
Republic of Greece,
6.95% ...................................      250,000    3/04/2008      237,525

Finance/Mortgage 21.0%
American Express Credit Trust Series
1999 Cl. A, 5.60% .......................     $225,000   11/15/2006      211,288
Associates Corp. of North America
Note, 5.80% .............................      100,000    4/20/2004       93,674
Capital One Bank
Note, 6.15% .............................      150,000    6/01/2001      146,637
Capital One Bank
Note, 6.65% .............................      250,000    3/15/2004      238,623
Conseco Inc.
Note, 7.62% .............................       75,000    2/01/2005       74,648
Conseco Inc.
Note, 9.0% ..............................       25,000   10/15/2006       25,130
ERAC USA Finance Co.
Note, 6.35%+ ............................      150,000    1/15/2001      149,124
First Union Lehman Brothers
Bank Series 1998-C2 Cl. A1, 6.28% .......      273,731    6/18/2007      261,670
Ford Motor Credit Co.
Note, 7.00% .............................      200,000    9/25/2001      198,884
Ford Motor Credit Co.
Note, 6.30% .............................      225,000    7/16/2002      225,475
 General Motors Acceptance Corp.
Note, 6.33% .............................      150,000   10/07/2002      150,300
General Motors Acceptance Corp.
Note, 6.25% .............................      100,000    4/05/2004       99,880
GMAC Commercial Mortgage Security
Inc. Series 99-C1 Cl. A2, 6.175% ........      325,000    5/15/2033      291,992
Heller Financial Inc.
Note, 6.50% .............................      100,000    7/22/2002       97,447
Heller Financial Inc.
Note, 6.00% .............................      150,000    3/19/2004      141,131
Heller Financial Inc.
Note, 7.125% ............................      100,000    9/28/2004       97,458
Merrill Lynch Mortgage Investments
Inc. Series 1998-C2 Cl. A1, 6.22% .......      194,132    2/15/2030      185,912
Morgan Stanley Group Inc.
Note, 7.125% ............................      150,000    1/15/2003      148,122
Peco Energy Transport
Trust Series 1999A
Cl. A4, 5.80% ...........................      150,000    3/01/2007      140,672
West Penn Funding LLC
Series 1999A Cl. A3,
6.81% ...................................      150,000    9/25/2008      145,546
                                                                      ----------
                                                                       3,123,613
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                          Core Fixed Income Fund

Investment Portfolio (cont'd)                                   January 31, 2000

--------------------------------------------------------------------------------------------
                                                      Principal    Maturity          Value
                                                        Amount       Date          (Note 1)
--------------------------------------------------------------------------------------------
Corporate 12.6%
Atlantic Richfield Co.
Note, 5.90% ....................................       $125,000    4/15/2009        $111,541
California Infrastructure
Development Series
1997-A6, 6.38% .................................        150,000    9/25/2008         143,250
Coca-Cola Enterprises
Inc. Deb., 6.75% ...............................        275,000    9/15/2028         238,920
El Paso Energy Corp.
Sr. Note, 6.625% ...............................        225,000    7/15/2001         222,397
El Paso Energy Corp.
Sr. Note, 6.75% ................................         75,000    5/15/2009          69,518
Kroger Co.
Sr. Note Series B, 7.25% .......................        150,000    6/01/2009         142,002
Lucent Technologies
Inc. Deb., 6.45% ...............................        150,000    3/15/2029         128,439
New Jersey Economic
Development Authority
Series A, 7.425% ...............................        150,000    2/15/2029         141,926
News America Inc. Sr.
Deb., 7.28% ....................................         75,000    6/30/2028          66,168
Norfolk Southern
Corp. Note, 6.20% ..............................        125,000    4/15/2009         110,881
NRG Energy Inc., 8.00% .........................         75,000   11/01/2003          74,241
Procter & Gamble Co.,
6.875% .........................................        175,000    9/15/2009         167,557
Safeway Inc. Note,
7.00% ..........................................        150,000    9/15/2002         148,240
United Technologies Corp.
Note, 6.70% ....................................        125,000    8/01/2028         109,453
                                                                                ------------
                                                                                   1,874,533
                                                                                ------------
Total Fixed Income Securities
(Cost $13,971,272) .............................                                  13,726,188
                                                                                ------------

Commercial Paper 15.8%
American Express
Credit Corp., 5.58% ............................        700,000    2/08/2000         700,000
General Electric
Capital Corp., 5.53% ...........................        729,000    2/03/2000         729,000
General Electric
Capital Corp., 5.62% ...........................        184,000    2/14/2000         184,000
Merrill Lynch &
Company Inc., 5.70% ............................        740,000    2/22/2000         737,553
                                                                                ------------
Total Commercial Paper
(Cost $2,350,553) ..............................                                   2,350,553
                                                                                ------------
Total Investments (Cost $16,321,825) - 108.2%                                     16,076,741

Cash and Other Assets, Less Liabilities - (8.2%)                                  (1,219,007)
                                                                                ------------
Net Assets - 100.0% ............................                                 $14,857,734
                                                                                ============

Federal Income Tax Information:
At January 31, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $16,329,206 was as follows:
Aggregate gross unrealized appreciation for all investments
   in which there is an excess of value over tax cost                                 $5,111
Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value                               (257,576)
                                                                                ------------
                                                                                   $(252,465)
                                                                                ============

--------------------------------------------------------------------------------

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at January 31, 2000 were $298,682 and $297,849 (2.00% of net assets), respectively.

Futures contracts open at January 31, 2000, are as follows:

           Type               Notional Amount   Expiration Month   Unrealized Appreciation
------------------------------------------------------------------------------------------
5 Year U.S. Treasury Notes       $200,000          March, 2000              $486

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund

Investment Portfolio                                            January 31, 2000

--------------------------------------------------------------------------------------------
                                                       Principal    Maturity        Value
                                                        Amount        Date         (Note 1)
--------------------------------------------------------------------------------------------
Fixed Income Securities 91.8%
U.S. Treasury 8.2%
U.S. Treasury Bond,
11.25% .........................................        $75,000     2/15/2015       $106,371
U.S. Treasury Bond,
8.125% .........................................        100,000     8/15/2021        116,234
U.S. Treasury Bond,
6.75% ..........................................        200,000     8/15/2026        203,406
U.S. Treasury Bond,
6.125% .........................................        175,000    11/15/2027        164,691
U.S. Treasury Bond,
5.25% ..........................................        100,000    11/15/2028         83,187
U.S. Treasury Bond,
3.875% .........................................         76,781     4/15/2029         71,837
U.S. Treasury Note,
6.00% ..........................................        325,000     8/15/2009        309,764
                                                                                ------------
                                                                                   1,055,490
                                                                                ------------
U.S. Agency Mortgage 35.0%
Federal National
Mortgage Association,
5.75% ..........................................        200,000     4/15/2003        192,188
Federal National
Mortgage Association,
6.625% .........................................         75,000     9/15/2009         71,309
Federal National
Mortgage Association,
6.50% ..........................................        369,529     5/01/2029        342,967
Federal National
Mortgage Association,
6.50% ..........................................        787,664     8/01/2029        731,047
Federal National
Mortgage Association,
7.00% ..........................................      1,173,076    10/01/2029      1,117,718
Federal National
Mortgage Association,
7.00% ..........................................        124,775    11/01/2029        118,887
Federal National
Mortgage Association
TBA, 7.50% .....................................        650,000     2/14/2030        634,361
Government National
Mortgage Association,
6.50% ..........................................        471,924     3/15/2029        436,086
Government National
Mortgage Association
TBA, 8.00% .....................................        325,000     2/22/2030        324,288
Government National
Mortgage Association
TBA, 7.00% .....................................        575,000     2/22/2030        547,061
                                                                                ------------
                                                                                   4,515,912
                                                                                ------------

Canadian-Yankee 3.2%
Bombardier Capital
Inc. Note, 7.30%+ ..............................        125,000    12/15/2002        123,937
Province of Quebec Deb.,
7.125% .........................................        125,000     2/09/2024        115,991
Province of Quebec Deb.,
7.50% ..........................................        175,000     9/15/2029        169,670
                                                                                ------------
                                                                                     409,598
                                                                                ------------
Foreign Government 3.9%
                                                  Greek Drachma
Republic of Greece,
8.80% ..........................................     45,000,000     6/19/2007        149,181
Republic of Greece,
6.95% ..........................................        125,000     3/04/2008        118,763

                                             New Zealand Dollar
Government of New Zealand,
8.00% ..........................................         75,000     4/15/2004         37,998
Government of New Zealand,
10.00% .........................................         75,000     3/15/2002         39,275
Government of New Zealand,
8.00% ..........................................        325,000    11/15/2006        166,042
                                                                                ------------
                                                                                     511,259
                                                                                ------------
Finance/Mortgage 20.6%
American Express
Credit Account Trust
Series 1999 Cl. A,
5.60% ..........................................       $275,000    11/15/2006        258,241
Associates Corp. of
North America Note,
5.80% ..........................................        125,000     4/20/2004        117,093
Capital One Bank
Note, 6.15% ....................................        200,000     6/01/2001        195,516
Capital One Bank
Note, 6.65% ....................................        250,000     3/15/2004        238,623
Conseco Inc.
Note, 7.875% ...................................         75,000    12/15/2000         74,985
Conseco Inc.
Note, 9.00% ....................................         25,000    10/15/2006         25,130
Conseco Inc. Sr.
Note, 6.40% ....................................         75,000     6/15/2001         72,668
First Union Lehman
Brothers Bank Series
1998-C2 Cl. A1, 6.28% ..........................        343,015     6/18/2007        327,901
Ford Motor Credit Co.
Note, 7.00% ....................................        200,000     9/25/2001        198,884
Ford Motor Credit Co.
Note, 6.45% ....................................        225,000     7/16/2002        225,475
General Motors Acceptance Corp.
Note, 6.33% ....................................        125,000    10/07/2002        125,250

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund

Investment Portfolio (cont'd)                                   January 31, 2000

--------------------------------------------------------------------------------------------
                                                       Principal    Maturity        Value
                                                        Amount        Date         (Note 1)
--------------------------------------------------------------------------------------------
General Motors Acceptance Corp.
Note, 6.25% ....................................        $75,000     4/05/2004        $74,910
GMAC Commercial
Mortgage Security
Inc. 1999-C1 Cl. A2,
6.175% .........................................        275,000     5/15/2033        247,070
Heller Financial Inc.
Note, 6.50% ....................................        125,000     7/22/2002        121,809
Household Finance Corp.
Note, 6.00% ....................................        100,000     5/01/2004         94,113
Peco Energy Transport
Trust Series 1999A
Cl. A4, 5.80% ..................................        150,000     3/01/2007        140,672
West Penn Funding LLC
Series 1999A Cl. A3,
6.81% ..........................................        125,000     9/25/2008        121,288
                                                                                ------------
                                                                                   2,659,628
                                                                                ------------
Corporate 20.9%
Albertsons Inc. Sr.
Deb., 7.45% ....................................         75,000     8/01/2029         71,219
Allied Waste North
America Inc. Sr.
Note, 7.625% ...................................         75,000     1/01/2006         66,188
Atlantic Richfield Co.
Note, 5.90% ....................................        125,000     4/15/2009        111,541
Beckman Coulter Inc. Sr.
Note, 7.45% ....................................        150,000     3/04/2008        136,653
British Sky Broadcasting Group
Note PLC, 8.20% ................................        125,000     7/15/2009        120,540
California Infrastructure
Development Series
1997-A6, 6.38% .................................        150,000     9/25/2008        143,250
Calpine Corp. Sr.
Note, 7.75% ....................................        150,000     4/15/2009        138,585
Charter Communication
Holding LLC Sr.
Note, 8.625% ...................................        100,000     4/01/2009         92,000
Coca-Cola Enterprises
Inc. Deb., 6.75% ...............................        250,000     9/15/2028        217,200
Columbia / HCA
Healthcare Corp.
Note, 7.58% ....................................        125,000     9/15/2025         97,500
Echostar DBS Corp.
Sr. Note, 9.375% ...............................         50,000     2/01/2009         49,250
El Paso Energy Corp.
Sr. Note, 6.625% ...............................        200,000     7/15/2001        197,686
El Paso Energy Corp.
Sr. Note, 6.75% ................................         75,000     5/15/2009         69,518
Global Crossing
Holdings Ltd. Sr.
Note, 9.50%+ ...................................        150,000    11/15/2009        146,062
Harrah's Operating
Inc. Sr. Sub.
Note, 7.875% ...................................        150,000    12/15/2005        141,750
Kroger Co. Sr. Note
Series B, 7.25% ................................        125,000     6/01/2009        118,335
Lear Corp. Sr. Note
Series B, 7.96%+ ...............................        150,000     5/15/2005        142,440
Lockheed Martin Corp.
Note, 7.95% ....................................         75,000    12/01/2005         73,536
News America Inc. Sr.
Deb., 7.28% ....................................        100,000     6/30/2028         88,224
NRG Energy Inc., 8.00% .........................         75,000    11/01/2003         74,241
Safeway Inc. Note,
7.00% ..........................................        150,000     9/15/2002        148,240
United Technologies Corp.
Note, 6.70% ....................................        150,000     8/01/2028        131,343
Waste Management Inc.
Note, 7.70% ....................................         50,000    10/01/2002         48,405
Williams Communications Corp.
Sr. Note, 10.70% ...............................         75,000    10/01/2007         77,813
                                                                                ------------
                                                                                   2,701,519
                                                                                ------------
Total Fixed Income Securities
(Cost $12,084,621) .............................                                  11,853,406
                                                                                ------------

Commercial Paper 14.7%
Merrill Lynch & Company Inc.,
5.67% ..........................................        640,000     2/22/2000        637,883
Norwest Financial
Inc., 5.62% ....................................        630,000     2/07/2000        630,000
Walt Disney Co.,
5.50% ..........................................        625,000     2/02/2000        624,905
                                                                                ------------
Total Commercial Paper
(Cost $1,892,788) .............................................                    1,892,788
                                                                                ------------
Total Investments
(Cost $13,977,409) - 106.5% ...................................                   13,746,194

Cash and Other Assets, Less Liabilities - (6.5%)                                    (833,410)
                                                                                ------------
Net Assets - 100.0% ...........................................                  $12,912,784
                                                                                ============

Federal Income Tax Information:
At January 31, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $13,979,912 was as follows:
Aggregate gross unrealized appreciation for all investments
   in which there is an excess of value over tax cost                                 $6,383
Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value                               (240,101)
                                                                                ------------
                                                                                   $(233,718)
                                                                                ============

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund

Investment Portfolio (cont'd)                                   January 31, 2000

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at January 31, 2000 were $420,759 and $412,439 (3.19% of net assets), respectively.

Forward currency exchange contracts outstanding at January 31, 2000 are as follows:

                                                                                        Unrealized
                                                                                       Appreciation
                                                   Total Value     Contract Price     (Depreciation)      Delivery Date
                                                 --------------    --------------     --------------      -------------
Sell Euro, Buy U.S. dollars...................       24,900 EUR      1.03550 EUR           $1,450            2/18/00

Sell Greek drachma, Buy U.S. dollars..........   13,646,000 GRD       .00309 GRD            2,062            2/18/00

Sell Greek drachma, Buy U.S. dollars..........   10,340,000 GRD       .00304 GRD            1,099            3/09/00

Buy New Zealand dollars, Sell U.S. dollars....       10,000 NZD       .51185 NZD             (166)           2/18/00

Sell New Zealand dollars, Buy U.S. dollars....       29,000 NZD       .51000 NZD              429            2/18/00

Sell New Zealand dollars, Buy U.S. dollars....      470,000 NZD       .51000 NZD            6,945            2/18/00
                                                                                          -------

                                                                                          $11,819
                                                                                          =======

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                      Core Large Cap Growth Fund

Investment Portfolio                                            January 31, 2000

--------------------------------------------------------------------------------
                                                                        Value
                                                             Shares    (Note 1)
--------------------------------------------------------------------------------

Common Stocks 95.5%
Automobiles & Transportation 1.2%
Miscellaneous Transportation 1.2%
Harley-Davidson Inc. .................................          200      $14,038
                                                                      ----------
Total Automobiles & Transportation                                        14,038
                                                                      ----------

Consumer Discretionary 13.4%
Advertising Agencies 1.7%
Omnicom Group Inc. ...................................          200       18,738
                                                                      ----------
Communications, Media & Entertainment 6.0%
CBS Corp.* ...........................................          600       34,987
U.S.A. Networks Inc.* ................................          300       14,888
Walt Disney Co. ......................................          500       18,156
                                                                      ----------
                                                                          68,031
                                                                      ----------
Household Furnishings 1.1%
Black & Decker Corp. .................................          300       12,019
                                                                      ----------
Retail 4.6%
Best Buy Company Inc.* ...............................          200        9,550
Gap Inc. .............................................          200        8,937
Staples Inc.* ........................................          700       16,669
Wal-Mart Stores, Inc. ................................          300       16,425
                                                                      ----------
                                                                          51,581
                                                                      ----------
Total Consumer Discretionary                                             150,369
                                                                      ----------

Consumer Staples 7.4%
Beverages 2.2%
Anheuser-Busch Companies, Inc. .......................          200       13,500
Coca-Cola Co. ........................................          200       11,487
                                                                      ----------
                                                                          24,987
                                                                      ----------

Drug & Grocery Store Chains 1.3%
CVS Corp. ............................................          400       13,975

Household Products 3.9%
Colgate-Palmolive Co. ................................          400       23,700
Procter & Gamble Co. .................................          200       20,175
                                                                      ----------
                                                                          43,875
                                                                      ----------
Total Consumer Staples                                                    82,837
                                                                      ----------

Financial Services 12.7%
Banks & Savings & Loan 2.2%
Chase Manhattan Corp. ................................          300       24,131
                                                                      ----------

Financial Data Processing Services & Systems 0.9%
First Data Corp. .....................................          200        9,813
                                                                      ----------

Insurance 4.0%
Ace Ltd. .............................................          700       12,381
American International Group Inc. ....................          200       20,825
Saint Paul Companies, Inc. ...........................          400       12,075
                                                                      ----------
                                                                          45,281
                                                                      ----------

Miscellaneous Financial 5.6%
Citigroup, Inc. ......................................          700       40,206
Marsh & McLennan Companies, Inc. .....................          100        9,400
 Morgan Stanley Dean Witter & Co. ....................          200       13,250
                                                                      ----------
                                                                          62,856
                                                                      ----------
Total Financial Services                                                 142,081
                                                                      ----------
Health Care 8.0%
Drugs & Biotechnology 7.0%
Amgen Inc.* ..........................................          200       12,738
Baxter International Inc. ............................          200       12,775
Bristol-Myers Squibb Co. .............................          300       19,800
Pfizer Inc. ..........................................          400       14,550
Warner-Lambert Co. ...................................          200       18,987
                                                                      ----------
                                                                          78,850
                                                                      ----------

Hospital Supply 1.0%
Guidant Corp.* .......................................          200       10,525
                                                                      ----------
Total Health Care                                                         89,375
                                                                      ----------

Integrated Oils 5.4%
Integrated Domestic 1.9%
Conoco Inc. Cl. B ....................................          900       21,206
Integrated International 3.5%
Exxon Mobil Corp. ....................................          100        8,350
Total Fina SA ADR ....................................          500       31,125
                                                                      ----------
                                                                          39,475
                                                                      ----------
Total Integrated Oils                                                     60,681
                                                                      ----------

Materials & Processing 3.1%
Chemicals 3.1%
Dow Chemical Co. .....................................          300       34,950
                                                                      ----------
Total Materials & Processing                                              34,950
                                                                      ----------

Other 8.7%
Multi-Sector 8.7%
General Electric Co. .................................          300       40,012
Honeywell International Inc.* ........................          500       24,000
Tyco International Ltd. ..............................          800       34,200
                                                                      ----------
Total Other                                                               98,212
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                      Core Large Cap Growth Fund

Investment Portfolio (cont'd)                                   January 31, 2000

-------------------------------------------------------------------------------
                                                                       Value
                                                            Shares    (Note 1)
-------------------------------------------------------------------------------

Other Energy 1.3%
Oil Well Equipment & Services 1.3%
Halliburton Co. ......................................         400      $14,400
                                                                     ----------
Total Other Energy                                                       14,400
                                                                     ----------

Producer Durables 3.3%
Electrical Equipment & Components 0.8%
Nortel Networks Corp. ................................         100        9,563

Miscellaneous Equipment 0.8%
Danaher Corp. ........................................         200        8,625

Production Technology Equipment 1.7%
Teradyne Inc.* .......................................         300       19,425
                                                                     ----------
Total Producer Durables                                                  37,613
                                                                     ----------

Technology 27.5%
Communications Technology 5.1%
Cisco Systems Inc.* ..................................         500       54,750
General Motors Corp. Cl. H ...........................          20        2,250
                                                                     ----------
                                                                         57,000
                                                                     ----------

Computer Software 6.5%
Microsoft Corp.* .....................................         500       48,937
Oracle Systems Corp.* ................................         200        9,991
Veritas Software Co.* ................................         100       14,588
                                                                     ----------
                                                                         73,516
                                                                     ----------

Computer Technology 6.7%
Dell Computer Corp.* .................................         300       11,531
Electronic Data Systems Corp. ........................         400       27,050
EMC Corp.* ...........................................         200       21,300
Sun Microsystems Inc.* ...............................         200       15,713
                                                                     ----------
                                                                         75,594
                                                                     ----------

Electronics 4.6%
Nokia Corp. ADR ......................................         200       36,600
Solectron Corp.* .....................................         200       14,525
                                                                     ----------
                                                                         51,125
                                                                     ----------

Electronics: Semi-Conductors/Components 4.6%
Intel Corp. ..........................................         300       29,681
Texas Instruments Inc. ...............................         200       21,575
                                                                     ----------
                                                                         51,256
                                                                     ----------
Total Technology                                                        308,491
                                                                     ----------

Utilities 3.5%
Telecommunications 3.5%
MCI WorldCom Inc.* ...................................         600       27,562
Voicestream Wireless Corp.* ..........................         100       11,738
                                                                     ----------
Total Utilities                                                          39,300
                                                                     ----------

Total Common Stocks
and Investments (Cost $968,253) - 95.5%                               1,072,347
Cash and Other Assets, Less Liabilities- 4.5%                            50,393
                                                                     ----------
Net Assets - 100.0% ..................................               $1,122,740
                                                                     ==========

Federal Income Tax Information:
At January 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $968,253 was as follows:
Aggregate gross unrealized appreciation for all investments
   in which there is an excess of value over tax cost                  $165,667
Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value                   (61,573)
                                                                     ----------
                                                                       $104,094
                                                                     ==========

--------------------------------------------------------------------------------

*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                           Large Cap Growth Fund

Investment Portfolio                                            January 31, 2000

--------------------------------------------------------------------------------
                                                                         Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------

Common Stocks 91.3%
Automobiles & Transportation 1.1%
Miscellaneous Transportation 1.1%
Harley-Davidson Inc. .............................            200        $14,037
                                                                      ----------
Total Automobiles & Transportation                                        14,037
                                                                      ----------

Consumer Discretionary 13.6%
Advertising Agencies 1.5%
Omnicom Group Inc. ...............................            200         18,737
                                                                      ----------

Communications, Media & Entertainment 5.9%
CBS Corp.* .......................................            400         23,325
U.S.A. Networks Inc.* ............................            300         14,888
Walt Disney Co. ..................................          1,000         36,312
                                                                      ----------
                                                                          74,525
                                                                      ----------
Consumer Services 0.5%
Apollo Group Inc. Cl. A* .........................            300          6,488
                                                                      ----------
Retail 5.7%
Best Buy Company Inc.* ...........................            100          4,775
Gap Inc. .........................................            300         13,406
Home Depot Inc. ..................................            450         25,482
Staples Inc.* ....................................            500         11,906
Wal-Mart Stores, Inc. ............................            300         16,425
                                                                      ----------
                                                                          71,994
                                                                      ----------
Total Consumer Discretionary                                             171,744
                                                                      ----------

Consumer Staples 7.2%
Beverages 2.9%
Anheuser-Busch Companies, Inc. ...................            200         13,500
Coca-Cola Co. ....................................            400         22,975
                                                                      ----------
                                                                          36,475
                                                                      ----------
Drug & Grocery Store Chains 0.8%
CVS Corp. ........................................            300         10,481

Household Products 3.5%
Colgate-Palmolive Co. ............................            400         23,700
Procter & Gamble Co. .............................            200         20,175
                                                                      ----------
                                                                          43,875
                                                                      ----------
Total Consumer Staples                                                    90,831
                                                                      ----------

Financial Services 2.4%
Miscellaneous Financial 2.4%
Citigroup, Inc. ..................................            200         11,487
Marsh & McLennan Companies, Inc. .................            200         18,800
                                                                      ----------
                                                                          30,287
                                                                      ----------
Total Financial Services                                                  30,287
                                                                      ----------

Health Care 14.7%
Drugs & Biotechnology 12.4%
Amgen Inc.* ......................................            300         19,106
Baxter International Inc. ........................            300         19,162
Bristol-Myers Squibb Co. .........................            400         26,400
Genentech, Inc.* .................................            100         14,050
Johnson & Johnson ................................            200         17,213
Pfizer Inc. ......................................            800         29,100
Schering-Plough Corp. ............................            300         13,200
Warner-Lambert Co. ...............................            200         18,988
                                                                      ----------
                                                                         157,219
                                                                      ----------
Hospital Supply 2.3%
Guidant Corp.* ...................................            200         10,525
Medtronic Inc. ...................................            400         18,300
                                                                      ----------
                                                                          28,825
                                                                      ----------
Total Health Care                                                        186,044
                                                                      ----------

Other 7.4%
Multi-Sector 7.4%
General Electric Co. .............................            400         53,350
Honeywell International Inc.* ....................            400         19,200
Tyco International Ltd. ..........................            500         21,375
                                                                      ----------
Total Other                                                               93,925
                                                                      ----------

Other Energy 0.9%
Oil Well Equipment & Services 0.9%
Halliburton Co. ..................................            300         10,800
                                                                      ----------
Total Other Energy                                                        10,800
                                                                      ----------

Producer Durables 3.6%
Electrical Equipment & Components 1.5%
Nortel Networks Corp. ............................            200         19,125
                                                                      ----------

Production Technology Equipment 2.1%
Teradyne Inc.* ...................................            400         25,900
                                                                      ----------
Total Producer Durables                                                   45,025
                                                                      ----------

Technology 37.3%
Communications Technology 6.3%
Cisco Systems Inc.* ..............................            700         76,650
General Motors Corp. Cl. H .......................             30          3,375
                                                                      ----------
                                                                          80,025
                                                                      ----------

Computer Software 9.6%
Citrix Systems Inc.* .............................            200         27,450
Microsoft Corp.* .................................            700         68,512
Oracle Systems Corp.* ............................            200          9,991
Veritas Software Co.* ............................            100         14,588
                                                                      ----------
                                                                         120,541
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                           Large Cap Growth Fund

Investment Portfolio (cont'd)                                   January 31, 2000

-------------------------------------------------------------------------------
                                                                        Value
                                                          Shares      (Note 1)
-------------------------------------------------------------------------------

Computer Technology 6.7%
Dell Computer Corp.* .............................           500        $19,219
Electronic Data Systems Corp. ....................           300         20,287
EMC Corp.* .......................................           200         21,300
Sun Microsystems Inc.* ...........................           300         23,569
                                                                     ----------
                                                                         84,375
                                                                     ----------

Electronics 4.6%
Nokia Corp. ADR ..................................           200         36,600
Solectron Corp.* .................................           300         21,788
                                                                     ----------
                                                                         58,388
                                                                     ----------

Electronics: Semi-Conductors/Components 10.1%
Analog Devices Inc.* .............................           500         46,750
Intel Corp. ......................................           600         59,362
Texas Instruments Inc. ...........................           200         21,575
                                                                     ----------
                                                                        127,687
                                                                     ----------
Total Technology                                                        471,016
                                                                     ----------

Utilities 3.1%
Telecommunications 3.1%
MCI WorldCom Inc.* ...............................           600         27,562
Voicestream Wireless Corp.* ......................           100         11,738
                                                                     ----------
Total Utilities                                                          39,300
                                                                     ----------
Total Common Stocks and
Investments (Cost $939,429) - 91.3%                                   1,153,009
Cash and Other Assets, Less Liabilities-8.7%                            110,492
                                                                     ----------
Net Assets - 100.0% ..............................                   $1,263,501
                                                                     ==========

Federal Income Tax Information:
At January 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $939,429 was as follows:
Aggregate gross unrealized appreciation for all investments
   in which there is an excess of value over tax cost                  $245,894
Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value                   (32,314)
                                                                     ----------
                                                                       $213,580
                                                                     ==========

--------------------------------------------------------------------------------

*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Assets and Liabilities                            January 31, 2000

                                                         State Street    State Street    State Street    State Street
                                                           Research        Research        Research        Research
                                                          Core Fixed   Core Plus Fixed  Core Large Cap     Large Cap
                                                         Income Fund     Income Fund     Growth Fund      Growth Fund
                                                         ------------    ------------    ------------    ------------
Assets
Investments, at value ................................    $16,076,741     $13,746,194      $1,072,347      $1,153,009
Cash .................................................         18,581           7,571          19,873          57,798
Receivable for securities sold .......................        991,056       1,004,974          30,698          57,159
Receivable for open forward contracts ................             --          11,985              --              --
Receivable for variation margin (Note 1) .............            281              --              --              --
Interest and dividends receivable ....................        175,868         169,645             288             348
Receivable from Adviser ..............................          2,523           2,191             182             206
                                                         ------------    ------------    ------------    ------------
                                                           17,265,050      14,942,560       1,123,388       1,268,520
Liabilities
Payable for securities purchased .....................      2,400,403       2,023,898              --           4,293
Payable for open forward contracts ...................             --             166              --              --
Accrued management fee (Note 2) ......................          5,045           4,383             502             563
Accrued shareholder service fee (Note 5) .............          1,868             737             146             163
Other accrued expenses ...............................             --             592              --              --
                                                         ------------    ------------    ------------    ------------
                                                            2,407,316       2,029,776             648           5,019
                                                         ------------    ------------    ------------    ------------
Net Assets                                                $14,857,734     $12,912,784      $1,122,740      $1,263,501
                                                         ============    ============    ============    ============
Net Assets consist of:
      Undistributed net investment income ............        $99,080         $99,852         $18,427         $17,208
      Unrealized appreciation (depreciation)
          of investments .............................       (245,084)       (231,215)        104,094         213,580
      Unrealized appreciation of futures contracts ...            486              --              --              --
      Unrealized appreciation of forward contracts
           and foreign currency ......................             --          10,998              --              --
      Accumulated net realized gain (loss) ...........        (79,449)        (44,269)         (8,158)         24,352
      Paid-in capital ................................     15,082,701      13,077,418       1,008,377       1,008,361
                                                         ------------    ------------    ------------    ------------
                                                          $14,857,734     $12,912,784      $1,122,740      $1,263,501
                                                         ============    ============    ============    ============

Net Assets - Class I .................................     $5,432,727        $495,684        $273,648        $307,956
Shares ...............................................        550,765          50,278          25,010          25,010
Net Asset Value and offering price per share of
Class I shares .......................................          $9.86           $9.86          $10.94          $12.31
Net Assets - Class II ................................       $494,781        $495,726        $273,786        $308,111
shares ...............................................         50,162          50,278          25,010          25,010
Net Asset Value and offering price per share of
Class II shares ......................................          $9.86           $9.86          $10.95          $12.32
Net Assets - Class III ...............................       $494,828        $495,771        $273,924        $308,267
Shares ...............................................         50,162          50,278          25,010          25,010
Net Asset Value and offering price per share of
Class III shares .....................................          $9.86           $9.86          $10.95          $12.33
Net Asset Value - Class IV ...........................     $8,435,398     $11,425,603        $301,382        $339,167
Shares ...............................................        855,091       1,158,666          27,510          27,510
Net Asset Value and offering price per share of
Class IV shares ......................................          $9.86           $9.86          $10.96          $12.33
Cost of Investments ..................................    $16,321,825     $13,977,409        $968,253        $939,429
                                                         ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Operations

For the period August 2, 1999 (commencement of operations) to January 31, 2000

                                                          State Street    State Street    State Street    State Street
                                                            Research        Research        Research        Research
                                                           Core Fixed   Core Plus Fixed  Core Large Cap     Large Cap
                                                          Income Fund     Income Fund     Growth Fund      Growth Fund
                                                          ------------    ------------    ------------    ------------
Investment Income
Interest ..............................................       $458,309        $423,598            $556            $556
Dividends .............................................             --              --           3,602           2,565
                                                          ------------    ------------    ------------    ------------
                                                               458,309         423,598           4,158           3,121
Expenses
Management fee (Note 2) ...............................         29,486          26,562           2,961           3,157
Shareholder service fee - Class I (Note 5) ............          7,563             764             394             420
Shareholder service fee - Class ll (Note 5) ...........            509             510             263             280
Shareholder service fee - Class lll (Note 5) ..........            255             255             131             140
Shareholder service fee - Class lV (Note 5) ...........          2,170           2,938              72              77
Organization expense ..................................         40,448          40,448          40,448          40,448
                                                          ------------    ------------    ------------    ------------
                                                                80,431          71,477          44,269          44,522
Expenses borne by the Adviser (Note 3) ................        (55,191)        (53,729)        (41,525)        (41,596)
                                                          ------------    ------------    ------------    ------------
                                                                25,240          17,748           2,744           2,926
                                                          ------------    ------------    ------------    ------------
Net investment income .................................        433,069         405,850           1,414             195
                                                          ------------    ------------    ------------    ------------

Realized and Unrealized Gain (Loss) on Investments,
      Foreign Currency, Forward Contracts and
      Futures Contracts
Net realized gain (loss) on
      investments (Notes 1 and 4) .....................        (34,317)         26,807          (8,158)         24,352
Net realized gain on futures
      contracts (Note 1) ..............................            847              --              --              --
Net realized gain on foreign currency
      and forward contracts (Note 1) ..................             --          14,205              --              --
                                                          ------------    ------------    ------------    ------------
      Total net realized gain (loss) ..................        (33,470)         41,012          (8,158)         24,352
                                                          ------------    ------------    ------------    ------------

Net unrealized appreciation
      (depreciation) of investment ....................       (245,084)       (231,215)        104,094         213,580
Net unrealized appreciation
      of futures contracts ............................            486              --              --              --
Net unrealized appreciation of foreign currency
      forward contracts and futures contracts .........             --          10,998              --              --
                                                          ------------    ------------    ------------    ------------
      Total net unrealized appreciation
      (depreciation) ..................................       (244,598)       (220,217)        104,094         213,580
                                                          ------------    ------------    ------------    ------------
Net gain (loss) on investments, foreign currency
      forward contracts and futures contracts .........       (278,068)       (179,205)         95,936         237,932
                                                          ------------    ------------    ------------    ------------
Net increase in net assets
      resulting from operations .......................       $155,001        $226,645         $97,350        $238,127
                                                          ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Statements of Changes in Net Assets

For the period August 2, 1999 (commencement of operations) to January 31, 2000

                                                 State Street    State Street    State Street    State Street
                                                   Research        Research        Research        Research
                                                  Core Fixed   Core Plus Fixed  Core Large Cap     Large Cap
                                                 Income Fund     Income Fund     Growth Fund      Growth Fund
                                                 ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ........................       $433,069        $405,850          $1,414            $195
Net realized gain (loss)
on investments, foreign currency,
forward contracts and futures contracts ......        (33,470)         41,012          (8,158)         24,352
Net unrealized appreciation (depreciation)
of investments, foreign currency,
forward contracts, and futures contracts .....       (244,598)       (220,217)        104,094         213,580
                                                 ------------    ------------    ------------    ------------
Net increase resulting from operations .......        155,001         226,645          97,350         238,127
                                                 ------------    ------------    ------------    ------------
Dividend from net investment income:
      Class I ................................       (123,965)        (12,522)             --              --
      Class II ...............................        (11,677)        (12,738)             --              --
      Class III ..............................        (11,877)        (12,948)             --              --
      Class IV ...............................       (204,527)       (300,920)             --              --
                                                 ------------    ------------    ------------    ------------
                                                     (352,046)       (339,128)             --              --
                                                 ------------    ------------    ------------    ------------
Distribution from net realized gains:
      Class I ................................        (16,215)         (2,656)             --              --
      Class II ...............................         (1,509)         (2,656)             --              --
      Class III ..............................         (1,509)         (2,656)             --              --
      Class IV ...............................        (25,702)        (61,196)             --              --
                                                 ------------    ------------    ------------    ------------
                                                      (44,935)        (69,164)             --              --
                                                 ------------    ------------    ------------    ------------
Net increase from fund share
      transactions (Note 6) ..................     15,099,714      13,094,431       1,025,390       1,025,374
                                                 ------------    ------------    ------------    ------------
Total increase in net assets .................     14,857,734      12,912,784       1,122,740       1,263,501

Net Assets
Beginning of period ..........................             --              --              --              --
                                                 ------------    ------------    ------------    ------------
End of period* ...............................    $14,857,734     $12,912,784      $1,122,740      $1,263,501
                                                 ============    ============    ============    ============

*(Including undistributed net investment income of $99,080, $99,852, $18,427, and $17,208, respectively).

The accompanying notes are an integral part of the financial statements.

                                                           State Street Research
                                                             Institutional Funds

Notes to Financial Statements                                   January 31, 2000

Note 1

State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Core Fixed Income Fund (the "Core Fixed Fund"), State Street Research Core Plus Fixed Income Fund (the "Core Plus Fund"), State Street Research Core Large Cap Growth Fund (the "Core Large Cap Growth Fund") and State Street Research Large Cap Growth Fund (the "Large Cap Growth Fund") (collectively the "Funds").

The investment objectives of the Funds are as follows: The Core Fixed Fund and the Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Core Large Cap Growth Fund and the Large Cap Growth Fund seek to provide long-term growth of capital.

The Funds each offer four classes of shares. Class I shares of Core Large Cap Growth Fund and Large Cap Growth Fund may only be purchased by certain institutional investors, such as retirement plans, foundations, endowments, corporations, partnerships, trusts, or similar institutional investors. Class I shares of Core Fixed Fund and Core Plus Fund may only be purchased by institutional investors, as well as private clients with existing advisory relationships with State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"). The minimum initial investment for Class I shares is $1 million. Class I shares pay a shareholder service fee of 0.30% of average net assets. Class II, Class III and Class IV shares may only be purchased by institutional investors, as well as private clients with existing advisory relationships with the Adviser. The minimum initial investment for Class II, Class III and Class IV shares are $5 million, $15 million and $25 million, respectively. The shareholder service fees for Class II, Class III and Class IV shares are 0.20%, 0.10% and 0.05%, respectively.

The Funds' expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with generally accepted accounting principles.

   A. Investment Valuation

   Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

                                                           State Street Research
                                                             Institutional Funds

Notes (cont'd)                                                  January 31, 2000

   B. Forward Contracts and Foreign Currencies

   The Core Plus Fund has entered into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. Dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. A fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

   Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

   C. Security Transactions

   Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

   D. Net Investment Income

   Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less amortization of premium and the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Funds are charged for expenses directly attributable to them, while indirect expenses are allocated among all funds in the Trust.

   E. Dividends

   Dividends from net investment income are declared and paid or reinvested quarterly for the Core Fixed Fund and the Core Plus Fund and annually, if any, for the Core Large Cap Growth Fund and the Large Cap Growth Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

   Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses and wash sale deferrals.

   F. Federal Income Tax

   No provision for Federal income taxes is necessary because the Funds intend to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods. At January 31, 2000, the Core Large Cap Growth Fund had a capital loss carryforward of $8,158 available, to the extent provided in regulations, to offset future capital gains, if any, which expires January 31, 2008.

                                                           State Street Research
                                                             Institutional Funds

Notes (cont'd)                                                  January 31, 2000

   In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 1999 through January 31, 2000, the Core Fixed Fund and the Core Plus Fund incurred net capital losses of approximately $72,000 and $42,000, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2001.

   G. Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   H. Futures

   The Core Fixed Fund has entered into future contracts as a hedge against unfavorable market conditions. A Fund may not establish a position in any futures contract for other than bonafide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

   Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   I. Securities Lending

   The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. During the period August 2, 1999 (commencement of operations) to January 31, 2000, there were no loaned securities.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.40%, 0.40%, 0.55% and 0.55% of the average daily net assets for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period August 2, 1999 (commencement of operations) to January 31, 2000, the fees pursuant to such agreement amounted to $29,486, $26,562, $2,961 and $3,157 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.

                                                           State Street Research
                                                             Institutional Funds

Notes (cont'd)                                                  January 31, 2000

Note 3

The Adviser has contractually agreed to waive management fees and bear or reimburse certain other expenses until termination of such agreement. During the period August 2, 1999 (commencement of operations) to January 31, 2000, the amounts of such expenses waived and reimbursed by the Adviser were $55,191, $53,729, $41,525 and $41,596 for the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, respectively.

Note 4

For the period August 2, 1999 (commencement of operations) to January 31, 2000, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:

                                                    Purchases              Sales
                                                    ---------              -----
Core Fixed Fund                                   $44,987,210        $30,947,305
Core Plus Fund                                    $41,267,856        $29,181,620
Core Large Cap Growth Fund                         $1,397,085           $420,674
Large Cap Growth Fund                              $1,381,566           $466,489

Purchases of $35,497,429 and $29,311,212 and sales of $27,807,284 and
$24,631,102 of U.S. Government obligations occurred in the Core Fixed Fund and Core Plus Fund, respectively.

Note 5

The Trust has entered into a Servicing Agreement with the Adviser under which the Adviser provides certain shareholder services to the Funds such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. Under the Agreement, the Funds pay annual shareholder service fees to the Adviser at a rate of 0.30%, 0.20%, 0.10% and 0.05% of average daily net assets for Class I, Class II, Class III and Class IV shares, respectively. For the period August 2, 1999 (commencement of operations) to January 31, 2000, fees pursuant to such agreement were as follows:

                                Class I      Class II     Class III     Class IV
                                -------      --------     ---------     --------
Core Fixed Fund                  $7,563          $509          $255       $2,170
Core Plus Fund                     $764          $510          $255       $2,938
Core Large Cap Growth Fund         $394          $263          $131          $72
Large Cap Growth Fund              $420          $280          $140          $77

                                                           State Street Research
                                                          Core Fixed Income Fund
                                                     Core Plus Fixed Income Fund

Notes (cont'd)                                                  January 31, 2000

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At January 31, 2000, the Adviser owned 2,500 Class IV shares of each of the Core Fixed Fund, Core Plus Fund, Core Large Cap Growth Fund and Large Cap Growth Fund, and Metropolitan owned 50,152 shares of each Class I, Class II and Class III and 852,581 Class IV shares of the Core Fixed Fund. Metropolitan owned 50,268 shares of each Class I, Class II and Class III and 1,156,156 Class IV shares of Core Plus Fund and 25,000 shares of each of Class I, Class II, Class III and Class IV of each of the Core Large Cap Growth Fund and the Large Cap Growth Fund.

For the period August 2, 1999 (commencement of operations) to January 31, 2000 share transactions were as follows:

                                           State Street Research       State Street Research
                                           Core Fixed Income Fund   Core Plus Fixed Income Fund
                                         -------------------------  ---------------------------
Class I                                     Shares        Amount        Shares        Amount
                                         -----------   -----------   -----------   -----------
Shares sold                                  537,809    $5,417,118        50,010      $500,099
Issued upon reinvestment of:
  Dividend from net investment income         11,323       112,439            --            --
  Distribution from net realized gains         1,633        16,215           268         2,656
                                         -----------   -----------   -----------   -----------
Net increase                                 550,765    $5,545,772        50,278      $502,755
                                         ===========   ===========   ===========   ===========

Class II
Shares sold                                   50,010      $500,099        50,010      $500,099
Issued upon reinvestment of
distribution from net realized gains             152         1,509           268         2,656
                                         -----------   -----------   -----------   -----------
Net increase                                  50,162      $501,608        50,278      $502,755
                                         ===========   ===========   ===========   ===========

Class III
Shares sold                                   50,010      $500,099        50,010      $500,099
Issued upon reinvestment of
distribution from net realized gains             152         1,509           268         2,656
                                         -----------   -----------   -----------   -----------
Net increase                                  50,162      $501,608        50,278      $502,755
                                         ===========   ===========   ===========   ===========

Class IV
Shares sold                                  852,510    $8,525,099     1,152,510   $11,525,099
Issued upon reinvestment of:
  Dividend from net investment income             60           599            66           654
  Distribution from net realized gains         2,521        25,028         6,090        60,413
                                         -----------   -----------   -----------   -----------
Net increase                                 855,091    $8,550,726     1,158,666   $11,586,166
                                         ===========   ===========   ===========   ===========

                                                           State Street Research
                                                      Core Large Cap Growth Fund
                                                           Large Cap Growth Fund

Notes (cont'd)                                                  January 31, 2000

For the period August 2, 1999 (commencement of operations) to January 31, 2000 share transactions were as follows:

                               State Street Research       State Street Research
                            Core Large Cap Growth Fund     Large Cap Growth Fund
                            --------------------------    ----------------------
Class I                        Shares        Amount        Shares        Amount
                              --------      --------      --------      --------
Shares sold                     25,010      $250,098        25,010      $250,094
                              --------      --------      --------      --------
Net increase                    25,010      $250,098        25,010      $250,094
                              ========      ========      ========      ========

Class II
Shares sold                     25,010      $250,098        25,010      $250,094
                              --------      --------      --------      --------
Net increase                    25,010      $250,098        25,010      $250,094
                              ========      ========      ========      ========

Class III
Shares sold                     25,010      $250,098        25,010      $250,094
                              --------      --------      --------      --------
Net increase                    25,010      $250,098        25,010      $250,094
                              ========      ========      ========      ========

Class IV
Shares sold                     27,510      $275,096        27,510      $275,092
                              --------      --------      --------      --------
Net increase                    27,510      $275,096        27,510      $275,092
                              ========      ========      ========      ========

                                                           State Street Research
                                                          Core Fixed Income Fund

Financial Highlights

For a share outstanding from August 2, 1999 (commencement of operations) to January 31, 2000(1)

                                                    Class I       Class II      Class III       Class IV
                                                   --------       --------       --------       --------
Net asset value, beginning of period ($) .......      10.00          10.00          10.00          10.00
                                                   --------       --------       --------       --------
Net investment income ($)* .....................       0.27           0.29           0.30           0.30
Net realized and unrealized loss on
      investments, and futures contracts ($) ...      (0.15)         (0.17)         (0.17)         (0.17)
                                                   --------       --------       --------       --------

Total from investment operations ($) ...........       0.12           0.12           0.13           0.13
                                                   --------       --------       --------       --------

Dividend from net investment income ($) ........      (0.23)         (0.23)         (0.24)         (0.24)
Distribution from net realized gains ($) .......      (0.03)         (0.03)         (0.03)         (0.03)
                                                   --------       --------       --------       --------

Total distributions ($) ........................      (0.26)         (0.26)         (0.27)         (0.27)
                                                   --------       --------       --------       --------

Net asset value, end of period ($) .............       9.86           9.86           9.86           9.86
                                                   ========       ========       ========       ========

Total return (%)(2) ............................       1.19(3)        1.22(3)        1.26(3)        1.28(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands) ......      5,433            495            495          8,435
Ratio of operating expenses
      to average net assets (%)* ...............       0.50(4)        0.40(4)        0.30(4)        0.25(4)
Ratio of net investment income
      to average net assets (%)* ...............       5.78(4)        5.81(4)        5.91(4)        5.93(4)
Portfolio turnover rate (%) ....................     213.41         213.41         213.41         213.41
*Reflects voluntary reduction of
expenses per share of these amounts ($) ........       0.04           0.04           0.04           0.04

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

                                                           State Street Research
                                                     Core Plus Fixed Income Fund

Financial Highlights (cont'd)

For a share outstanding from August 2, 1999 (commencement of operations) to January 31, 2000(1)

                                                 Class I        Class II        Class III       Class IV
                                                ---------       ---------       ---------       ---------
Net asset value, beginning of period ($) ....       10.00           10.00           10.00           10.00
                                                ---------       ---------       ---------       ---------
Net investment income ($)* ..................        0.30            0.30            0.31            0.31
Net realized and unrealized loss on
      investments, foreign currency,
      and forward contracts ($) .............       (0.14)          (0.14)          (0.14)          (0.14)
                                                ---------       ---------       ---------       ---------

Total from investment operations ($) ........        0.16            0.16            0.17            0.17
                                                ---------       ---------       ---------       ---------

Dividend from net investment income ($) .....       (0.25)          (0.25)          (0.26)          (0.26)
Distribution from net realized gains ($) ....       (0.05)          (0.05)          (0.05)          (0.05)
                                                ---------       ---------       ---------       ---------

Total distributions ($) .....................       (0.30)          (0.30)          (0.31)          (0.31)
                                                ---------       ---------       ---------       ---------

Net asset value, end of period ($) ..........        9.86            9.86            9.86            9.86
                                                =========       =========       =========       =========

Total return (%)(2) .........................        1.62(3)         1.66(3)         1.70(3)         1.72(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands) ...         496             496             496          11,426
Ratio of operating expenses
      to average net assets (%)* ............        0.50(4)         0.40(4)         0.30(4)         0.25(4)
Ratio of net investment income
      to average net assets (%)* ............        5.88(4)         5.98(4)         6.08(4)         6.13(4)
Portfolio turnover rate (%) .................      234.12          234.12          234.12          234.12
*Reflects voluntary reduction of
expenses per share of these amounts ($) .....        0.04            0.04            0.04            0.04

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

                                                           State Street Research
                                                      Core Large Cap Growth Fund

Financial Highlights (cont'd)

For a share outstanding from August 2, 1999 (commencement of operations) to January 31, 2000(1)

                                                Class I    Class II   Class III    Class IV
                                                -------    --------   ---------    --------
Net asset value, beginning of period ($) ....    10.00       10.00       10.00       10.00
                                                ------      ------      ------      ------
Net investment income ($)* ..................     0.01        0.01        0.02        0.02
Net realized and unrealized gain on
      investments($) ........................     0.93        0.94        0.93        0.94
                                                ------      ------      ------      ------

Total from investment operations ($) ........     0.94        0.95        0.95        0.96
                                                ------      ------      ------      ------

Net asset value, end of period ($) ..........    10.94       10.95       10.95       10.96
                                                ======      ======      ======      ======

Total return (%)(2) .........................     9.40(3)     9.50(3)     9.50(3)     9.60(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands) ...      274         274         274         301
Ratio of operating expenses
      to average net assets (%)* ............     0.65(4)     0.55(4)     0.45(4)     0.40(4)
Ratio of net investment income
      to average net assets (%)* ............     0.12(4)     0.22(4)     0.32(4)     0.37(4)
Portfolio turnover rate (%) .................    40.53       40.53       40.53       40.53
*Reflects voluntary reduction of
expenses per share of these amounts ($) .....     0.41        0.41        0.41        0.41

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

                                                           State Street Research
                                                           Large Cap Growth Fund

Financial Highlights (cont'd)

For a share outstanding from August 2, 1999 (commencement of operations) to January 31, 2000(1)

                                                Class I     Class II     Class III   Class IV
                                                -------     --------     ---------   --------
Net asset value, beginning of period ($) ....    10.00        10.00        10.00       10.00
                                                ------       ------       ------      ------
Net investment income (loss) ($)* ...........    (0.01)       (0.00)        0.01        0.01
Net realized and unrealized gain on
      investments($) ........................     2.32         2.32         2.32        2.32
                                                ------       ------       ------      ------

Total from investment operations ($) ........     2.31         2.32         2.33        2.33
                                                ------       ------       ------      ------

Net asset value, end of period ($) ..........    12.31        12.32        12.33       12.33
                                                ======       ======       ======      ======

Total return (%)(2) .........................    23.10(3)     23.20(3)     23.30(3)    23.30(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands) ...      308          308          308         339
Ratio of operating expenses
      to average net assets (%)* ............     0.65(4)      0.55(4)      0.45(4)     0.40(4)
Ratio of net investment income (loss)
      to average net assets (%)* ............    (0.11)(4)    (0.01)(4)     0.09(4)     0.14(4)
Portfolio turnover rate (%) .................    41.57        41.57        41.57       41.57
*Reflects voluntary reduction of
expenses per share of these amounts ($) .....     0.41         0.41         0.41        0.41

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

                                                           State Street Research
                                                             Institutional Funds

Report on Written Consent of Sole Shareholder (unaudited)

By written consent dated June 30, 1999, the sole shareholder of State Street Research Institutional Funds (the "Trust") and of each series thereof, consented to the following actions:

                                                                             Votes (number of shares)
                                                                             ------------------------

                                                                   For                                    Withheld
                                                                   ---                                    --------
1.   The following persons were elected as Trustees:
     Ralph F. Verni                                                10,000                                 0
     Robert A. Lawrence                                            10,000                                 0
     James M. Storey                                               10,000                                 0

                                                                             Votes (number of shares)
                                                                             ------------------------

                                                                   For                  Against           Withheld
                                                                   ---                  -------           --------
Proposal

2.   The Trust's advisory agreement was approved                   10,000               0                 0

3.   The selection of PricewaterhouseCoopers LLP as
     the Trust's independent auditors was approved                 10,000               0                 0